Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,914,825	$ 2,905,077
Accumulated amortization of intangible assets	2,081,934	2,031,027
Finite-Lived Intangible Assets, Net, Total	832,891	874,050
Brands
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	173,619	175,649
Accumulated amortization of intangible assets	142,022	139,345
Software development costs
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,099,732	1,083,801
Accumulated amortization of intangible assets	845,862	823,006
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,597,277	1,599,386
Accumulated amortization of intangible assets	1,051,622	1,026,285
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	44,197	46,241
Accumulated amortization of intangible assets	$ 42,428	$ 42,391